Supplemental Oil and Gas Information - Weighted Average Product Price (Detail)		12 Months Ended
		Dec. 31, 2015 $ / MMBTU $ / bbl	Dec. 31, 2014 $ / MMBTU $ / bbl	Dec. 31, 2013 $ / MMBTU $ / bbl
Oil [Member] | West Texas Intermediate [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Price	[1]	46.79	91.48	93.42
Natural Gas Liquids [Member] | West Texas Intermediate [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Price	[1]	46.79	91.48	93.42
Natural Gas [Member] | Henry Hub [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Price | $ / MMBTU	[2]	2.59	4.35	3.67

[1]	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
[2]	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.